Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 8. COMMITMENTS AND CONTINGENCIES
Registration and Shareholder Rights
The holders of the Founder Shares and Private Placement Warrants (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights and shareholder agreement to be signed prior to or on the effective date of the Initial Public Offering, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriter’s agreement
The Company granted the underwriter a
45-day
option from the date of the Initial Public Offering to purchase up to 3,000,000 additional Units to cover over-allotments at the Initial Public Offering price less the underwriting discount, which the underwriter exercised in full on September 14, 2021. The underwriter was paid a cash underwriting discount of $2,335,058 in the aggregate, paid on the closing of the Initial Public Offering. In addition, the underwriter is entitled to a deferred fee of $0.35 per Unit, or $8,050,000 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. On December 6, 2022, the underwriter waived its right to the deferred fee of $8,050,000 it was entitled to upon the consummation of the Business Combination. As such, the deferred underwriter fee payable has been reduced to zero as of December 31, 2022.
Forward Purchase Agreement
In August 2021, the Company entered into a forward purchase agreement with Franklin Strategic Series – Franklin Small Cap Growth Fund (the “forward purchase agreement”), a Delaware statutory trust (“Franklin”),

whereby
Franklin has agreed to purchase (subject to certain conditions set forth therein) 5,000,000 shares of Class A common stock plus 2,500,000 forward purchase warrants, exercisable to purchase one share of Class A common stock at $11.50 per share, for an aggregate purchase price of $50,000,000, or $10.00 for one share of Class A common stock and one-half of one warrant, in a private placement to occur concurrently with the closing of the initial business combination. The obligations under the forward purchase agreement do not depend on whether any shares of Class A common stock are redeemed by the Company’s public stockholders.
Subject to certain conditions set forth in the forward purchase agreement, Franklin may transfer the rights and obligations under the forward purchase agreement, in whole or in part, to forward transferees, provided that upon such transfer the forward transferees assume the rights and obligations of Franklin under the forward purchase agreement. The proceeds from the sale of the forward purchase securities may be used as part of the consideration to the sellers in the Company’s initial Business Combination, for expenses in connection with its initial Business Combination or for working capital in the post-transaction company.
The Company accounts for the forward purchase agreement in accordance with the guidance in ASC
815-40
as derivative liability. The liability is subject to
re-measurement
at each balance sheet date, with changes in fair value recognized in the statement of operations.
In connection with the Business Combination with Calidi, Franklin is not obligated under its forward purchase agreement to purchase the forward purchase shares.

NOTE 8 — COMMITMENTS AND CONTINGENCIES
Registration and Shareholder Rights
The holders of the Founder Shares and Private Placement Warrants (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights and shareholder agreement to be signed prior to or on the effective date of the Initial Public Offering, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriter Agreement
The Company granted the underwriter a
45-day
option from the date of the Initial Public Offering to purchase up to 3,000,000 additional Units to cover over-allotments at the Initial Public Offering price less the underwriting discount, which the underwriter has exercised. The underwriter was entitled to a cash underwriting discount of $2,335,058 in the aggregate, paid on the closing of the Initial Public Offering. In addition, the underwriter will be entitled to a deferred fee of $0.35 per Unit, or $8,050,000 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. On December 6, 2022, the underwriter waived its right to the deferred fee of $8,050,000 it was entitled to upon the consummation of the Business Combination. As such, the deferred underwriter fee payable has been reduced to zero as of December 31, 2022.
Forward Purchase Agreement
In August 2021, the Company has entered into a forward purchase agreement with Franklin Strategic Series – Franklin Small Cap Growth Fund (the “forward purchase agreement”), a Delaware statutory trust (“Franklin”), whereby Franklin has agreed to purchase (subject to certain conditions set forth therein) 5,000,000 shares of Class A common stock plus 2,500,000 forward purchase warrants, exercisable to purchase one share of Class A common stock at $11.50 per share, for an aggregate purchase price of $50,000,000, or $10.00 for one share of Class A common stock and one-half of one warrant, in a private placement to occur concurrently with the closing of the initial business combination. The obligations under the forward purchase agreement do not depend on whether any shares of Class A common stock are redeemed by the Company’s public stockholders.
Subject to certain conditions set forth in the forward purchase agreement, Franklin may transfer the rights and obligations under the forward purchase agreement, in whole or in part, to forward transferees, provided that upon such transfer the forward transferees assume the rights and obligations of Franklin under the forward purchase agreement. The proceeds from the sale of the forward purchase securities may be used as part of the consideration to the sellers in the Company’s initial Business Combination, for expenses in connection with its initial Business Combination or for working capital in the post-transaction company.
The Company accounts for the forward purchase agreement in accordance with the guidance in ASC
815-40
as derivative liability. The liability is subject to
re-measurement
at each balance sheet date, with changes in fair value recognized in the statement of operations.
In connection with the Business Combination with Calidi, Franklin is not obligated under its forward purchase agreement to purchase the forward purchase shares and has informed the Company that it has determined not to purchase such shares in connection with the consummation of the Business
Combination.